Accounts receivable and contract assets (Tables)	6 Months Ended
Jun. 30, 2026
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Schedule of Accounts Receivables and Contract Assets

Accounts receivable and contract assets consisted of the following as of June 30, 2026 and December 31, 2025:

	As of June 30, 2026	As of December 31, 2025
	In thousands of USD
Accounts receivables	$1,630	$1,968
Contract assets	301	292
Total	$1,931	$2,260